Capital Management	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Risk Management [Abstract]
Capital Management
32.	Capital management

The Company’s primary capital management objective is to maintain sufficient capital base so as to maintain investor, creditor and customer confidence and to sustain the future development of the business. Management defines capital as the Company’s shareholders’ equity and debt. The Company currently has not paid any dividends to its shareholders.

As at March 31, 2019 total managed capital was comprised of shareholders’ equity and debt of $8,187,423 (March 31, 2018 - $1,251,660).

As described in Note 18(a)(i), on November 1, 2018 the Company issued shares and warrants to CBI for cash consideration of $5,072,500 to fund domestic and international expansion and emerging opportunities including research, production and distribution and sale of hemp as well as innovation investments.

The Company is subject to externally imposed restrictions related to covenants on its mortgage payable (refer to Note 16).